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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2004
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                               Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN          11/17/04
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                             (X) 13F Holdings Report
                                 ( ) 13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     14
         Form 13F Information Table Value Total:    $151,294 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
30-Sep-04

                                                                                                   VOTING AUTHORITY
                                                                                                   -----------------
                                                            VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER
NAME OF ISSUER                       TITLE OF CLASS CUSIP   (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED  NONE
------------------------------       ---------------------  --------  -------- ---  ----  -------  --------  -------- -------- -----
AEP INDUSTRIES                       COM         001031103      8706    812090 SH                              812090
BOEING CO                            COM         097023105     10618    205700 SH         Sole                 205700
BOSTON SCIENTIFIC CORP               COM         101137107      9535    240000 SH         Sole                 240000
CITIGROUP                            COM         172967101      1544     35000 SH         Other                 35000
COCA COLA CO                         COM         191216100      5479    136800 SH         Sole                 136800
CYBERGUARD                           COM         231091010       827    140000 SH         Sole                 140000
INTEL                                COM         458140100     24072   1200000 SH         Sole                1200000
MCKESSON CORP                        COM         58155Q103      1149     44787 SH         Sole                  44787
MICROSOFT CORP                       COM         594918104     18587    672240 SH         Sole                 672240
STAPLES INC                          COM         855030102      7643    256291 SH         Sole                 256291
TARGET CORP                          COM         87612E106     40582    896849 SH         Other                896849
UNITEDHEALTH GROUP                   COM         91324P102     18176    246492 SH         Sole                 246492
ZYGO CORP                            COM         989855101      1798    177480 SH         Sole                 177480
GRUPO TMM S A DE CV SPON ADR A SHS   ADR         40051D105      2578   1087841 SH         Sole                1087841
REPORT SUMMARY                               14 DATA RECORDS  151294           0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED